                        VAN KAMPEN STRATEGIC GROWTH FUND
                   SUPPLEMENT DATED SEPTEMBER 20, 2007 TO THE
         CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES PROSPECTUS
                                    AND THE
                  CLASS I SHARES AND CLASS R SHARES PROSPECTUS
                            DATED DECEMBER 29, 2006

     Van Kampen Strategic Growth Fund (the "Fund") is hereby announcing changes to the portfolio management team, revisions to reflect the buy/sell factors used by the new team and a proposal to reorganize the Fund into another Van Kampen fund with substantially the same investment objective policies and investment team. The Fund is not making changes to the Fund's investment objective of seeking capital appreciation or its principal investment strategy of investing primarily in a portfolio of common stocks of strategic growth companies. However, in connection with the change in portfolio management team, the Fund is revising the buy/sell factors used by the team in managing the Fund. Whereas the predecessor Multi-Cap Growth team focused more on expected earnings growth, the long-term sustainability of that growth and the market's evaluation of issuers in which to invest, the U.S. Growth team focuses more on the factors described below.

     In connection with these changes, the Prospectus is hereby supplemented as follows:

     (1) In the section entitled "RISK/RETURN SUMMARY -- PRINCIPAL INVESTMENT STRATEGIES", the third through sixth sentences of the first paragraph are hereby deleted and replaced with the following:

          The Fund's investment adviser emphasizes a bottom-up stock selection process, seeking attractive growth investments on an individual company basis. In selecting securities for investment, the Fund's investment adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Fund's investment adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and attractive risk/reward. Such strategic growth companies may be of any size, including larger, more established companies or smaller, developing companies. The Fund's investment adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

     (2) In the section entitled "INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS -- PRINCIPAL INVESTMENT STRATEGIES AND RISKS", the third through sixth sentences of the first paragraph and the second through fourth paragraphs are hereby deleted and replaced with the following:

          The Fund's investment adviser emphasizes a bottom-up stock selection process, seeking attractive growth investments on an individual company basis. In selecting securities for investment, the Fund's investment adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Fund's investment adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and attractive risk/reward. Investments in growth-oriented equity securities may have above-average volatility of price movement. Because prices of equity securities fluctuate, the value of an investment in the Fund will vary based upon the Fund's investment performance. The Fund attempts to reduce overall exposure to risk by adhering to a disciplined program of intensive research, careful security selection and the continual monitoring of the Fund's investments.

          The Fund generally follows a flexible investment program seeking attractive growth opportunities on an individual company basis. Fundamental research drives the investment process. The Fund's investment adviser focuses on companies it believes have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. The Fund's investment adviser continually and rigorously studies company developments including business strategy and financial results. Valuation is viewed in the context of prospects for substantial earnings and cash flow growth.

          The Fund's investment adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

     (3) The section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted and replaced with the following:

          PORTFOLIO MANAGEMENT. The Fund is managed by members of the Adviser's U.S. Growth team. The U.S. Growth team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Dennis P. Lynch and David S. Cohen, each a Managing Director of the Adviser, and Sam Chainani, Alexander T. Norton and Jason Yeung, each an Executive Director of the Adviser.

          Mr. Lynch has been associated with the Adviser in an investment management capacity since 1998 and began managing the Fund in September 2007. Mr. Cohen has been associated with the Adviser in an investment management capacity since 1993 and began managing the Fund in September 2007. Mr. Chainani has been associated with the Adviser in an investment management capacity since 1996 and began managing the Fund in September 2007. Mr. Norton has been associated with the Adviser in a research capacity since 2000 and began managing the Fund in September 2007. Mr. Yeung has been associated with the Adviser in an investment management capacity since 2002 and began managing the Fund in September 2007.

          Mr. Lynch is the lead manager of the Fund and Messrs. Cohen, Chainani, Norton and Yeung are co-portfolio managers. Mr. Lynch is responsible for the execution of the overall strategy of the Fund.

          The Fund's Statement of Additional Information provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

          The composition of the team may change without notice from time to time.

     (4) The Prospectus is also hereby supplemented as follows:

          The Board of Trustees (the "Board") of the Fund has approved a proposed reorganization of the Fund into Van Kampen Pace Fund (the "Acquiring Fund"). The Acquiring Fund has substan-tially the same investment objective and policies and is managed by the same investment advisory personnel. The proposed reorganization will be presented to shareholders of the Fund for approval at a special meeting of shareholders. If the proposed reorganization is approved, Fund shareholders will receive shares of the Acquiring Fund in exchange for their shares of the Fund. Shareholders will receive the same class of shares of the Acquiring Fund equal in value to their class of shares of Fund. Upon completion of the reorganization, the Fund will dissolve pursuant to a plan of dissolution adopted by the Board. The Fund will be closed for purchases by new investors at the close of business on October 10, 2007.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    EMGSPT  9/07

                        VAN KAMPEN STRATEGIC GROWTH FUND
                   SUPPLEMENT DATED SEPTEMBER 20, 2007 TO THE
                      STATEMENT OF ADDITIONAL INFORMATION

                            DATED DECEMBER 29, 2006,
                   AS PREVIOUSLY SUPPLEMENTED ON JUNE 1, 2007

The Statement of Additional Information is hereby supplemented as follows:

     (1) In the section entitled "FUND MANAGEMENT -- OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS", the first five paragraphs are hereby deleted in their entirety and replaced with the following:

        As of March 31, 2007, Dennis Lynch managed 33 registered investment companies with a total of approximately $17 billion in assets; five pooled investment vehicles other than registered investment companies with a total of approximately $895 million in assets; and 8,240 other accounts (which includes separate accounts managed under certain "wrap fee programs") with a total of approximately $2 billion in assets.

        As of March 31, 2007, David Cohen managed 33 registered investment companies with a total of approximately $17 billion in assets; five pooled investment vehicles other than registered investment companies with a total of approximately $895 million in assets; and 8,240 other accounts (which includes separate accounts managed under certain "wrap fee programs") with a total of approximately $2 billion in assets.

        As of March 31, 2007, Sam Chainani managed 33 registered investment companies with a total of approximately $17 billion in assets; five pooled investment vehicles other than registered investment companies with a total of approximately $895 million in assets; and 8,240 other accounts (which includes separate accounts managed under certain "wrap fee programs") with a total of approximately $2 billion in assets.

        As of March 31, 2007, Alexander Norton managed 33 registered investment companies with a total of approximately $17 billion in assets; five pooled investment vehicles other than registered investment companies with a total of approximately $895 million in assets; and 8,240 other accounts (which includes separate accounts managed under certain "wrap fee programs") with a total of approximately $2 billion in assets.

        As of March 31, 2007, Jason Yeung managed 33 registered investment companies with a total of approximately $17 billion in assets; five pooled investment vehicles other than registered investment companies with a total of approximately $895 million in assets; and 8,240 other accounts (which includes separate accounts managed under certain "wrap fee programs") with a total of approximately $2 billion in assets.

     (2) The section entitled "FUND MANAGEMENT -- SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS", is hereby deleted in its entirety and replaced with the following:

        As of March 31, 2007, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

           Dennis Lynch--none
           David Cohen--none
           Sam Chainani--none
           Alexander Norton--none
           Jason Yeung--none

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                  EMGSPTSAI 9/07